CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	18,536,567	17,898,267	9,685,000
Common stock, shares outstanding	18,536,567	17,898,267	9,685,000